Cash Flow Information - Schedule of Cash Flow Information (Details) - NZD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Onerous contracts
Loss for the period	$ (54,305)	$ (54,305)	$ (49,220)	$ (37,593)
Cash flows excluded from profit attributable to operating activities interest paid on borrowings		2,868	3,400	8,792
Cash flows excluded from profit attributable to operating activities gain on sale of intangible assets		(906)
Non-cash flows in profit: depreciation and amortisation expense		10,603	2,382	3,030
Non-cash flows in profit: impairment expense		8,904	8,173	1,914
Non-cash flows in profit: shares issued in lieu of inventory payment	$ 15,525	5,942
Non-cash flows in profit: warrants issued		371
Changes in assets and liabilities: fair value gain/(loss) on convertible notes derivative			775	(2,393)
Changes in assets and liabilities: (increase)/decrease in trade and other receivables		2,901	14,267	14,925
Changes in assets and liabilities: (increase)/decrease in current tax receivables		368	(355)	52
Changes in assets and liabilities: (increase)/decrease in inventories		(1,912)	13,350	6,638
Changes in assets and liabilities: (increase)/decrease in deferred tax asset/(liability)		711	(692)
Changes in assets and liabilities: (increase)/decrease in related party receivables		282	6,531	(906)
Changes in assets and liabilities: increase/(decrease) in trade and other payables		402	(5,681)	6,956
Changes in assets and liabilities: increase/(decrease) in income taxes payable		(140)	226	152
Changes in assets and liabilities: increase/(decrease) in provisions		5,534	(522)	39
Changes in assets and liabilities: increase/(decrease) in foreign currency derivative liability		(1,484)	(1,712)	(5,104)
Changes in assets and liabilities: net exchange differences		(33)	(355)	(618)
Cashflows from operations		$ (19,894)	$ (9,434)	$ (4,116)